Goodwill	12 Months Ended
Sep. 30, 2018
Intangible Assets [Abstract]
Goodwill
Goodwill

In the prior fiscal year, management reviewed the Company's operating results through seven operating segments referred to as the Company's Strategic Business Units, namely: U.S.; Nordics; Canada; France (including Luxembourg and Morocco); U.K.; Eastern, Central and Southern Europe (primarily Netherlands and Germany) (ECS) and Asia Pacific (including Australia, India and the Philippines). During the year ended September 30, 2018, the Company revised its management structure. As a result, the Company was managed through nine operating segments, namely: Northern Europe (including Nordics, Baltics and Poland); Canada; France (including Luxembourg and Morocco); U.S. Commercial and State Government; U.S. Federal; U.K.; Eastern, Central and Southern Europe (primarily Netherlands and Germany) (ECS); Asia Pacific Global Delivery Centers of Excellence (India and Philippines) and Australia. The last two operating segments, which each have reported revenue, earnings and assets that are less than 10% of the Company's total revenue, earnings and assets, have been aggregated as Asia Pacific.

The operating segments reflected the fiscal year 2018 management structure and the way that the chief operating decision-maker, who is the President and Chief Executive Officer of the Company, evaluated the business.

Due to the change in operating segments, which includes the transfer of the Poland operations from ECS to the Northern Europe operating segment, the Company reallocated goodwill to the revised CGUs using their relative fair value.

The Company completed the annual impairment test during the fourth quarter of the fiscal year 2018 and did not identify any impairment.

The variations in goodwill were as follows:

	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$
As at September 30, 2017	1,189,906	1,112,146	883,719	1,886,063	—	824,265	857,368	306,563	7,060,030
Business acquisitions (Note 26a)	136,237	29,081	—	45,439	—	—	—	—	210,757
Goodwill reallocation	14,524	—	—	(853,850)	853,850	—	(14,524)	—	—
Foreign currency translation adjustment	(13,463)	—	14,467	34,067	28,396	5,255	14,072	(11,861)	70,933
As at September 30, 2018	1,327,204	1,141,227	898,186	1,111,719	882,246	829,520	856,916	294,702	7,341,720

Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2018	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	8.9	8.6	10.9	10.2	8.1	9.0	19.1
Long-term growth rate of net operating cash flows[1]	2.0	2.0	1.7	2.0	2.0	1.9	2.0	2.0

2017	U.S	Nordics	Canada	France	U.K.	ECS	Asia Pacific
	%	%	%	%	%	%	%
Pre-tax WACC	11.7	9.2	8.9	9.3	8.1	9.0	17.2
Long-term growth rate of net operating cash flows[1]	2.0	1.9	2.0	2.0	1.9	1.9	2.0
[1] The long-term growth rate is based on published industry research.